Asset Retirement Obligation	12 Months Ended
Aug. 31, 2021
Asset Retirement Obligation
Asset Retirement Obligation

20. Asset Retirement Obligation

The Company's asset retirement obligation relates to the cost of removing and restoring the Buckreef Gold Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs. This estimate depends on the development of an environmentally acceptable mine closure plan.

A reconciliation for asset retirement obligations is as follows:

	August 31, 2021	August 31, 2020
Balance, beginning of year	$2,680	$554
(Decrease) Increase in estimate for asset retirement obligation	(133)	2,120
Accretion expense	134	6
Balance, end of year	$2,681	$2,680

The mine closure provision liability is based upon the following estimates and assumptions:

a)	Total undiscounted amount of future retirement costs was estimated to be $3.4 million.
b)	Risk-free rate at 5%.
c)	Expected timing of cash outflows required to settle the obligation is for the full amount to be paid in 18 years.
d)	Inflation over the period is estimated to be 3.6% per annum.